Description of Plan - Additional Information (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plans minimum service hours per year	1000 hours
Employee benefit plan participant post tax contribution percentage	20.00%
Participant contributions percentage for investment options	100.00%
Percentage of employer contribution, pretax, automatic deferral rate	4.00%
Employee benefit plan employer contributions incremental percentage	1.00%
Forfeited nonvested accounts	$ 110,836	$ 106,387
Reduction in employer contribution	52,759
Forfeited nonvested accounts, administrative expenses to pay	$ 53,628
Participant contribution increment percentage	1.00%
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Participant vested amount distributed in lump sum upon employee termination	$ 1,000
Employee benefit plan note receivable from participant account maximum repayment period	5 years
Vested account balance percentage	50.00%
Maximum amount participants outstanding loan	$ 50,000
Employee benefit plan, asset held for investment, participant loan, interest rate	1.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
Participants contribution percentage	50.00%
Matching contribution percentage	7.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Age limit under plan	18 years
Participants contribution percentage	2.00%
Matching contribution percentage	1.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%